Management of Financial Risk (Schedule of Company's Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 90,503	$ 183,074	$ 82,484
Short term investments	72,824	29,500
Marketable securities		556
Derivative assets	2,646	140
Accounts receivable and other assets	32,769	36,370
Income tax receivable	136	130
Other non-current receivables	15,241	1,223
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	90,503	183,074
Short term investments	72,824	29,500
Marketable securities		556
Derivative assets	2,646	140
Accounts receivable and other assets	32,769	36,370
Income tax receivable	136	130
Other non-current receivables	15,241	1,223
Total financial assets	$ 214,119	$ 250,993